Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Loan Transactions with Related Parties

Aggregate 2017 and 2016 loan transactions with related parties were as follows:

(dollars in thousands)	2017	2016
Balance, beginning	$5,112	$1,741
New loans	1,388	841
Repayments	(1,228)	(695)
Change in relationship	(503)	3,225

Balance, ending	$4,769	$5,112